Xtrackers S and P 500 Scored and Screened ETF Average Annual Total Returns		12 Months Ended	26 Months Ended	30 Months Ended	60 Months Ended	66 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Scored & Screened Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.02%			15.59%	16.59%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	24.04%	19.59%	14.53%	15.38%
Xtrackers S and P 500 Scored and Screened ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.23%			14.95%	15.95%
Xtrackers S and P 500 Scored and Screened ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.10%			12.27%	13.21%
Xtrackers S and P 500 Scored and Screened ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.84%			15.45%	16.47%
Performance Inception Date	Jun. 26, 2019